Unaudited Interim Condensed Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	$ 106,106	$ 152,433	$ 222,855	$ 304,608
Operating expenses	(50,556)	(56,283)	(103,598)	(103,395)
Depreciation	(25,914)	(31,644)	(51,823)	(68,039)
Amortization	(11,639)	(2,808)	(22,538)	(5,631)
Other operating gains (losses), net	(131)	(33)	3,819	(18)
Operating income	17,866	61,665	48,715	127,525
Interest expense	(53,631)	(61,942)	(110,295)	(126,372)
Gain on repurchase of debt	6,896	172,322	6,896	172,322
Interest and other income	6,834	20,237	13,042	41,365
Gain (loss) on change in fair value of financial instruments	(13,248)		(46,660)
Gain (loss) on foreign exchange	114,610	(34,477)	117,090	(102,890)
Income (loss) before income taxes	79,327	157,805	28,788	111,950
Tax (expense) recovery	(3,798)	(28,546)	(4,716)	(35,028)
Net income (loss)	75,529	129,259	24,072	76,922
Net income (loss) attributable to:
Telesat Corporation shareholders	20,996	35,452	5,458	20,690
Non-controlling interest	54,533	93,807	18,614	56,232
Net income (loss)	$ 75,529	$ 129,259	$ 24,072	$ 76,922
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ 1.43	$ 2.55	$ 0.38	$ 1.5
Diluted (in Dollars per share)	$ 1.38	$ 2.45	$ 0.36	$ 1.45
Total Weighted Average Telesat Corporation Shares Outstanding
Basic (in Shares)	14,684,485	13,910,463	14,503,290	13,808,505
Diluted (in Shares)	16,562,440	15,856,505	16,328,156	15,654,401